CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total USD ($)		Common Class A [Member] USD ($)	Common Class B [Member] USD ($)	Ordinary Shares [Member] USD ($)	Ordinary Shares [Member] Common Class A [Member]	Ordinary Shares [Member] Common Class B [Member]	Additional Paid-in Capital [Member] USD ($)	Foreign currency translation adjustments [Member] USD ($)	Unrealized gain on available-for-sale securities [Member] USD ($)	Parent [Member] USD ($)	Retained Earnings [Member] USD ($)	Noncontrolling Interest [Member] USD ($)
Beginning Balance at Dec. 31, 2011	$ 91,983				$ 10,032			$ 49,838	$ 21,853		$ 21,853	$ 10,185	$ 75
Beginning Balance (in shares) at Dec. 31, 2011						53,813,918	24,336,650
Net income for the year	151,804											151,810	(6)
Other comprehensive income:
Foreign currency translation adjustments	1,378								1,378		1,378
Unrealized gain on available-for-sale securities	743									743	743
Reclassification adjustment for gain included in net income
Contribution by noncontrolling interests	636												636
Contribution from shareholder (Note 20(b))	142							142
Disposal of a subsidiary	(75)												(75)
Share-based compensation	7,149							7,149
Exercise of share options	12,792				284			12,508
Exercise of share options (in shares)						2,199,817
Dividends declared	(79,043)		(54,706)	(24,337)								(79,043)
Ending Balance at Dec. 31, 2012	187,509				10,316			69,637	23,231	743	23,974	82,952	630
Ending Balance (in shares) at Dec. 31, 2012						56,013,735	24,336,650
Net income for the year	298,662											298,609	53
Other comprehensive income:
Foreign currency translation adjustments	20,150								20,150		20,150
Unrealized gain on available-for-sale securities	78									78	78
Reclassification adjustment for gain included in net income	(821)									(821)	(821)
Contribution from shareholder (Note 20(b))	175							175
Disposal of a subsidiary	(683)												(683)
Share-based compensation	7,028							7,028
Exercise of share options	12,415				184			12,231
Exercise of share options (in shares)						1,427,160
Dividends declared	(81,046)		(56,709)	(24,337)								(81,046)
Ending Balance at Dec. 31, 2013	443,467				10,500			89,071	43,381		43,381	300,515
Ending Balance (in shares) at Dec. 31, 2013						57,440,895	24,336,650
Net income for the year	253,217											253,217
Other comprehensive income:
Foreign currency translation adjustments	(4,323)								(4,323)		(4,323)
Unrealized gain on available-for-sale securities	10,508									10,508	10,508
Reclassification adjustment for gain included in net income
Contribution by noncontrolling interests	80												80
Contribution from shareholder (Note 20(b))	174							174
Share-based compensation	4,682							4,682
Exercise of share options	7,264				119			7,145
Exercise of share options (in shares)	924,029	[1]				924,029
Dividends declared	(82,380)		(58,043)	(24,337)								(82,380)
Ending Balance at Dec. 31, 2014	$ 632,689				$ 10,619			$ 101,072	$ 39,058	$ 10,508	$ 49,566	$ 471,352	$ 80
Ending Balance (in shares) at Dec. 31, 2014						58,364,924	24,336,650

[1]	Included both Class A and Class B ordinary shares.